Consolidated Statement of Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Revenue and Other Interest Income [Abstract]
Interest and fees on finance receivables and loans									$ 4,529		$ 4,539		$ 4,189
Interest on loans held-for-sale									20		98		180
Interest on trading assets									0		10		8
Interest and dividends on available-for-sale investment securities									325		292		350
Interest-bearing cash									10		24		15
Operating leases									3,209		2,379		1,929
Total financing revenue and other interest income									8,093		7,342		6,671
Interest Expense [Abstract]
Interest on deposits									654		645		615
Interest on short-term borrowings									63		71		61
Interest on long-term debt									2,602		3,336		3,930
Total interest expense									3,319		4,052		4,606
Depreciation expense on operating lease assets									1,995		1,399		941
Net financing revenue	774	737	628	640	611	472	457	351	2,779		1,891		1,124
Other revenue [Abstract]
Servicing fees									126		409		525
Servicing asset valuation and hedge activities, net									(213)		(4)		(434)
Total servicing (loss) income, net									(87)		405		91
Insurance premiums and service revenue earned									1,012		1,055		1,153
Gain on mortgage and automotive loans, net									55		379		229
Loss on extinguishment of debt									(59)		(148)		(64)
Other gain on investments, net									180		146		258
Other income, net of losses									383		737		621
Total other revenue	325	371	402	386	480	775	714	605	1,484		2,574		2,288
Total net revenue (loss)	1,099	1,108	1,030	1,026	1,091	1,247	1,171	956	4,263		4,465		3,412
Provision for loan losses	140	141	89	131	93	105	33	98	501		329		161
Noninterest Expense [Abstract]
Compensation and benefits expense									1,019		1,106		993
Insurance losses and loss adjustment expenses									405		454		452
Other operating expenses									1,981		2,062		1,983
Total noninterest expense	884	762	801	958	951	845	971	855	3,405		3,622		3,428
Income (loss) from continuing operations before income tax expense	75	205	140	(63)	47	297	167	3	357		514		(177)
Income tax (benefit) expense from continuing operations	(4)	28	40	(123)	(887)	46	(16)	1	(59)		(856)		42
Net income (loss) from continuing operations	79	177	100	60	934	251	183	2	416		1,370		(219)
(Loss) income from discontinued operations, net of tax	25	(86)	(1,027)	1,033	466	133	(1,081)	308	(55)		(174)		62
Net income (loss)	104	91	(927)	1,093	1,400	384	(898)	310	361		1,196		(157)
Net income (loss) attributable to common shareholders [Abstract]
Net income (loss) from continuing operations	79	177	100	60	934	251	183	2	416		1,370		(219)
Preferred stock dividends - U.S. Department of Treasury									(543)	[1]	(535)		(534)
Impact of repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury and elimination of share adjustment right									(240)	[2]	0	[2]	0	[2]
Preferred stock dividends									(267)		(267)		(260)
Impact of preferred stock conversion or amendment									0		0		32
Net (loss) income from continuing operations attributable to common shareholders									(634)	[3]	568	[3]	(981)	[3]
(Loss) income from discontinued operations, net of tax	25	(86)	(1,027)	1,033	466	133	(1,081)	308	(55)		(174)		62
Net (loss) income attributable to common shareholders									$ (689)		$ 394		$ (919)
Basic weighted-average common shares outstanding									1,355,375		1,330,970		1,330,970
Diluted weighted-average common shares outstanding									1,355,375	[3]	1,330,970	[3]	1,330,970	[3]
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 551	$ 38	$ (13)	$ (149)	$ (468)		$ 427		$ (738)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									$ (41)		$ (131)		$ 47
Net (loss) income, Basic	$ (251)	$ (82)	$ (847)	$ 671	$ 901	$ 137	$ (825)	$ 82	$ (509)		$ 296		$ (691)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	$ (270)	$ (18)	$ (75)	$ (105)	$ 455	$ 38	$ (13)	$ (149)	$ (468)	[3]	$ 427	[3]	$ (738)	[3]
Income (loss) from discontinued operations, net of tax									$ (41)	[3]	$ (131)	[3]	$ 47	[3]
Net (loss) income, Diluted	$ (251)	$ (82)	$ (847)	$ 671	$ 700	$ 137	$ (825)	$ 82	$ (509)	[3]	$ 296	[3]	$ (691)	[3]

[1]	Includes $8 million of preferred stock dividends paid to the U.S. Department of Treasury related to the period from November 15, 2013 through November 20, 2013.
[2]	Refer to Note 17 to the Consolidated Financial Statements for further detail.
[3]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss from continuing operations attributable to common shareholders for 2013, and 2011, respectively, net (loss) income from continuing operations attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.